Consolidated Statements of Changes in Shareholders’ (Deficit) Equity (Parentheticals) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Conversion of shares	1,968,749		1,968,749
Conversion price per share (in Dollars per share)	$ 0.0001		$ 0.0001
Forfeiture of Class B ordinary shares		187,500		187,500
Sale of units		7,875,000		7,875,000
Sale of per unit (in Dollars per share)		$ 10		$ 10
Issuance of underwriter units		118,125		118,125
Sale of warrants		3,762,500		3,762,500